Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	$ 23,351
2019	19,946
2020	12,395
2021	8,406
2022	8,499
Total	$ 72,597